Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Jan. 29, 2021	Dec. 31, 2023	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Revenue					$ 6,348	$ 5,984
Dividend from sale of shares					994	0
Lease costs					122	96
Increase in investments					20
Capital contribution liability					8
YPL (formerly RHL) [member]
Disclosure of transactions between related parties [Line Items]
Dividend from sale of shares				$ 994
Dividends received					$ 75
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Lease receivable amount						112
Lease payment amount						100
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares					67.00%
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Revenue						336
Licence income						24
Proceeds from sales of investments accounted for using equity method			$ 13
Refinitiv [member] | Transitional Services Arrangements [member]
Disclosure of transactions between related parties [Line Items]
Expenses from transactions with related party						15
Income from transactions with related party.						8
Refinitiv [member] | Properties leased [member]
Disclosure of transactions between related parties [Line Items]
Expenses from transactions with related party						13
Income from transactions with related party.						$ 23
Refinitiv [member] | Thirty Year Agreement [member]
Disclosure of transactions between related parties [Line Items]
Revenue	$ 28
Licence income	$ 2
3 Times Square Associates LLC [Member]
Disclosure of transactions between related parties [Line Items]
Lease costs					$ 1
3 Times Square Associates LLC [Member] | Offfice Buildings [Member]
Disclosure of transactions between related parties [Line Items]
Costs under lease arrangement		$ 7